PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Property, Plant, And Equipment1 [Abstract]
Summary of Property, Plant, and Equipment
The depreciation base is measured at cost less residual value and any write-downs. Depreciation is provided on a straight-line basis over the estimated useful life of the assets as follows:

Asset category	Useful lives
Support equipment and buildings	3 to 33 years
Distribution systems	3 to 30 years
Customer premises equipment ('CPE')	4 to 5 years
The useful lives per asset class are as follows:

Asset category	Useful lives
Support equipment, buildings and land	3 to 33 years
Distribution systems	3 to 30 years

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Cost:
January 1, 2023	3,060.6	432.3	1,423.3	247.7	5,163.9
Additions	280.5	93.2	3.5	—	377.2
Additions from business combinations	70.7	—	3.0	—	73.7
Retirements and disposals	(34.9)	(93.3)	(2.1)	—	(130.3)
Reclassifications	(65.9)	(59.2)	25.2	99.9	—
December 31, 2023	3,311.0	373.0	1,452.9	347.5	5,484.5
Additions	257.3	100.3	50.4	—	408.0
Retirements and disposals	(213.1)	(101.0)	(25.3)	—	(339.4)
Reclassifications	(233.9)	(9.6)	(6.1)	173.2	(76.4)
Other	—	—	—	(1.0)	(1.0)
December 31, 2024	3,121.3	362.7	1,471.9	519.7	5,475.7

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Accumulated depreciation and impairment:
January 1, 2023	(2,326.1)	(249.0)	(291.7)	—	(2,866.8)
Depreciation	(290.8)	(69.1)	(92.6)	—	(452.5)
Retirements and disposals	34.9	93.3	2.4	—	130.6
Reclassifications	(47.3)	60.1	(12.8)	—	—
December 31, 2023	(2,629.3)	(164.7)	(394.7)	—	(3,188.7)
Depreciation	(287.1)	(67.9)	(13.0)	—	(368.0)
Retirements and disposals	213.1	100.7	25.2	—	339.0
Reclassifications	—	—	65.5	—	65.5
Other	9.8	2.0	3.2	—	15.0
December 31, 2024	(2,693.5)	(129.9)	(313.8)	—	(3,137.2)

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Property and equipment, net:
Net carrying amount at December 31, 2023	681.7	208.3	1,058.2	347.5	2,295.7
Net carrying amount at December 31, 2024	427.8	232.8	1,158.1	519.7	2,338.5